NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Supplement dated December 28, 2017 to the Prospectus of the Natixis Seeyond International Minimum Volatility

ETF (the “Fund”), dated May 1, 2017, as may be revised or supplemented from time to time.

Effective January 1, 2018, Seeyond will become a subsidiary of Natixis Asset Management, S.A. and portfolio managers Nicolas Just and Juan-Sebastian Caicedo will provide portfolio management through a personnel-sharing arrangement between Seeyond and Natixis Asset Management U.S., LLC (“Natixis AM US”), the Fund’s subadviser. Prior to January 1, 2018, Seeyond was a division of Natixis Asset Management, S.A. Accordingly, effective January 1, 2018, the following disclosures in the Fund’s prospectus are revised as set forth below.

Within the section entitled “Fund Summary,” the final paragraph in the sub-section entitled “Management” is amended and restated as follows:

All of the portfolio managers are part of Seeyond, a subsidiary of Natixis Asset Management, S.A. (“NAM”). NAM is the majority owner of Natixis AM US. Seeyond is operated in the U.S. through Natixis AM US and Messrs. Just and Caicedo provide portfolio management through a personnel-sharing arrangement between Seeyond and Natixis AM US.

Within the section entitled “Management Team,” the second paragraph in the sub-section entitled “Subadviser” is amended and restated as follows:

Natixis AM US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Seeyond, a subsidiary of NAM with €15.5 billion in assets under management as of December 31, 2016. NAM is the majority owner of Natixis AM US. Effective January 1, 2018, Seeyond became a subsidiary of NAM. Prior to January 1, 2018, Seeyond was a division of NAM. Pursuant to the personnel-sharing arrangement, certain employees of Seeyond, as a “participating affiliate,” serve as “associated persons” of Natixis AM US and, in this capacity, are subject to the oversight of Natixis AM US and its Chief Compliance Officer. These associated persons may, on behalf of Natixis AM US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Fund in accordance with the investment objectives, policies and limitations set forth in the prospectus and SAI. Unlike Natixis AM US, Seeyond is not registered as an investment adviser with the SEC. The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

Within the section entitled “Meet the Fund’s Portfolio Managers,” the sixth paragraph is amended and restated as follows:

All of the portfolio managers are part of Seeyond, a subsidiary of NAM. NAM is the majority owner of Natixis AM US. Seeyond had €15.5 billion in assets under management as of December 31, 2016. Effective January 1, 2018, Seeyond became a subsidiary of NAM. Prior to January 1, 2018, Seeyond was a division of NAM. Seeyond is operated in the U.S. through Natixis AM US and Messrs. Just and Caicedo provide portfolio management through a personnel-sharing arrangement between Seeyond and Natixis AM US.

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Supplement dated December 28, 2017 to the Statement of Additional Information of the Natixis Seeyond

International Minimum Volatility ETF (the “Fund”), dated May 1, 2017, as may be revised or supplemented from time to time.

Effective January 1, 2018, Seeyond will become a subsidiary of Natixis Asset Management, S.A. and portfolio managers Nicolas Just and Juan-Sebastian Caicedo will provide portfolio management through a personnel-sharing arrangement between Seeyond and Natixis Asset Management U.S., LLC (“Natixis AM US”), the Fund’s subadviser. Prior to January 1, 2018, Seeyond was a division of Natixis Asset Management, S.A. Accordingly, effective January 1, 2018, the following disclosures in the Fund’s Statement of Additional Information are revised as set forth below.

Within the section entitled “Investment Advisory and Other Services,” the fifth and sixth paragraphs in the sub-section entitled “Information About the Organization and Ownership of the Adviser and Subadviser” are amended and restated as follows:

Natixis AM US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Seeyond, a subsidiary of Natixis Asset Management (“NAM”). NAM is the majority owner of Natixis AM US. Like Natixis AM US, Seeyond is part of Natixis Investment Managers. As of December 31, 2016, Seeyond had €15.5 billion in assets under management. Effective January 1, 2018, Seeyond became a subsidiary of NAM. Prior to January 1, 2018, Seeyond was a division of NAM. Pursuant to the personnel-sharing arrangement, certain employees of Seeyond, as a participating affiliate, serve as “associated persons” of Natixis AM US and, in this capacity, are subject to the oversight of Natixis AM US and its Chief Compliance Officer. These associated persons may, on behalf of Natixis AM US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Fund in accordance with the investment objectives, policies and limitations set forth in the Fund’s Prospectus and Statement of Additional Information.

Unlike Natixis AM US, Seeyond is not registered as an investment adviser with the SEC. The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to the supervision of the SEC-registered investment adviser.